As filed with the Securities and Exchange Commission on September 24, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  April 30, 2013

Date of reporting period:  July 31, 2012

Item 1. Schedules of Investments.

Logan Capital Large Cap Growth Fund
Schedule of Investments
July 31, 2012 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 3.0%
Precision Castparts Corp.	25	3,889
Total Aerospace & Defense		3,889

Beverages - 1.3%
Monster Beverage Corp. (a)	25	1,662
Total Beverages		1,662

Biotechnology - 1.2%
Celgene Corp. (a)	22	1,506
Total Biotechnology		1,506

Chemicals - 3.9%
Airgas, Inc.	25	1,983
Sherwin-Williams Co.	23	3,090
Total Chemicals		5,073

Communications Equipment - 3.5%
F5 Networks, Inc. (a)	23	2,148
Qualcomm, Inc.	39	2,327
Total Communications Equipment		4,475

Computers & Peripherals - 7.3%
Apple, Inc. (a)	11	6,718
NetApp, Inc. (a)	80	2,614
Total Computers & Peripherals		9,332

Construction & Engineering - 1.5%
Jacobs Engineering Group, Inc. (a)	51	1,967
Total Construction & Engineering		1,967

Electrical Equipment - 1.8%
Cooper Industries Plc (c)	32	2,300
Total Electrical Equipment		2,300

Electronic Equipment, Instruments & Computers - 4.1%
Amphenol Corp.	65	3,827
Trimble Navigation Ltd. (a)	34	1,505
Total Electronic Equipment, Instruments & Computers		5,332

Energy Equipment & Services - 2.8%
FMC Technologies, Inc. (a)	50	2,256
Halliburton Co.	40	1,325
Total Energy Equipment & Services		3,581

Healthcare Equipment & Supplies - 4.7%
Edwards Lifesciences Corp. (a)	21	2,125
Intuitive Surgical, Inc. (a)	8	3,852
Total Healthcare Equipment & Supplies		5,977

Healthcare Providers & Services - 3.6%
AmerisourceBergen Corp.	59	2,342
Express Scripts Holding Co. (a)	39	2,260
Total Healthcare Providers & Services		4,602

	Shares	Fair Value
Hotels, Restaurants & Leisure - 4.1%
Starbucks Corp.	81	3,668
Wynn Resorts Ltd.	17	1,594
Total Hotels, Restaurants & Leisure		5,262

Internet & Catalog Retail - 8.5%
Amazon.com, Inc. (a)	20	4,666
Netflix, Inc. (a)	17	966
Priceline.com, Inc. (a)	8	5,293
Total Internet & Catalog Retail		10,925

Internet Software & Services - 2.0%
Google, Inc. (a)	4	2,532
Total Internet Software & Services		2,532

IT Services - 6.5%
Accenture Plc (c)	42	2,533
Cognizant Technology Solutions (a)	40	2,271
Mastercard, Inc.	8	3,493
Total IT Services		8,297

Life Sciences Tools & Services - 5.0%
Agilent Technologies, Inc.	55	2,105
Mettler Toledo International Co. (a)	12	1,858
Waters Corp. (a)	31	2,402
Total Life Sciences Tools & Services		6,365

Machinery - 10.1%
Cummins, Inc.	37	3,548
Deere & Co.	41	3,149
Flowserve Corp.	28	3,359
Joy Global, Inc.	57	2,961
Total Machinery		13,017

Personal Products - 2.6%
Estee Lauder Companies, Inc.	63	3,300
Total Personal Products		3,300

Pharmaceuticals - 2.6%
Perrigo Co.	29	3,307
Total Pharmaceuticals		3,307

Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	117	1,823
Total Real Estate Management & Development		1,823

Road & Rail - 1.9%
CSX Corp.	107	2,455
Total Road & Rail		2,455

Semiconductors & Semiconductor Equipment - 2.0%
Microchip Technology, Inc.	76	2,537
Total Semiconductors & Semiconductor Equipment		2,537

Software - 5.4%
Citrix Systems, Inc. (a)	63	4,579
Oracle Corp.	80	2,416
Total Software		6,995

Specialty Retail - 3.1%
Home Depot, Inc.	43	2,244
Tiffany & Co.	31	1,703
Total Specialty Retail		3,947

	Shares	Fair Value
Text, Apparel & Luxury Goods - 4.6%
Fossil, Inc. (a)	24	1,721
Ralph Lauren Corp.	29	4,186
Total Text, Apparel & Luxury Goods		5,907

TOTAL COMMON STOCKS (Cost $127,965)		$126,365

SHORT-TERM INVESTMENTS - 1.6%
Fidelity Government Portfolio - Institutional Class, 0.01% (b)	2,035	2,035
TOTAL SHORT-TERM INVESTMENTS (Cost $2,035)		2,035
Total Investments (Cost $130,000) - 100.1%		128,400
Liabilities in Excess of Other Assets - (0.1)%		(134)
TOTAL NET ASSETS - 100.0%		$128,266

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) The rate shown represents the fund's 7-day yield as of July 31, 2012.
(c) U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$130,000
Gross unrealized appreciation	2,562
Gross unrealized depreciation	(4,162)
Net unrealized appreciation	$(1,600)

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at July 31, 2012 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value,a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts or “REITs”, which are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Open-End Mutual Funds - Investments in open-end mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Fund's and will be classified as level 1 securities.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2012 (Unaudited):

Common Stock	Level 1	Level 2	Level 3	Total
Aerospace & Defense	$3,889	$-	$-	$3,889
Beverages	1,662	-	-	1,662
Biotechnology	1,506	-	-	1,506
Chemicals	5,073	-	-	5,073
Communications Equipment	4,475	-	-	4,475
Computers & Peripherals	9,332	-	-	9,332
Construction & Engineering	1,967	-	-	1,967
Electrical Equipment	2,300	-	-	2,300
Electronic Equipment, Instruments & Computers	5,332	-	-	5,332
Energy Equipment & Services	3,581	-	-	3,581
Healthcare Equipment & Supplies	5,977	-	-	5,977
Healthcare Providers & Services	4,602	-	-	4,602
Hotels, Restaurants & Leisure	5,262	-	-	5,262
Internet & Catalog Retail	10,925	-	-	10,925
Internet Software & Services	2,532	-	-	2,532
IT Services	8,297	-	-	8,297
Life Sciences Tools & Services	6,365	-	-	6,365
Machinery	13,017	-	-	13,017
Personal Products	3,300	-	-	3,300
Pharmaceuticals	3,307	-	-	3,307
Real Estate Management & Development	1,823	-	-	1,823
Road & Rail	2,455	-	-	2,455
Semiconductors & Semiconductor Equipment	2,537	-	-	2,537
Software	6,995	-	-	6,995
Specialty Retail	3,947	-	-	3,947
Text, Apparel & Luxury Goods	5,907	-	-	5,907
Total Common Stock	126,365	-	-	126,365

Short-Term Investments	2,035	-	-	2,035
Total Investments in Securities	$128,400	-	-	$128,400

Transfers between levels are recognized at the end of the reporting period. There were no transfers of securities between levels during the reporting period. During the period ended July 31, 2012, the Fund recognized no transfers to/from level 1 or level 2. There were no level 3 securities held in the Fund during the period ended July 31, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  9/24/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  9/24/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  9/24/2012

* Print the name and title of each signing officer under his or her signature.